UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 to May 31, 2013

Item 1.    Schedule of Investments.
Attached hereto.

YAO Guggenheim China All-Cap ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 99.2%
	Basic Materials - 2.8%
271,997	Aluminum Corp. of China Ltd.(a)	$110,722
80,000	Angang Steel Co. Ltd.(a)	43,489
122,000	China BlueChemical Ltd.	75,751
156,000	China Forestry Holdings Co. Ltd.(a) (b) (c)	–
253,997	China Lumena New Materials Corp.(d)	54,642
90,000	China Molybdenum Co. Ltd.	35,825
215,997	China Precious Metal Resources Holdings Co. Ltd.(a)	37,842
88,000	Citic Pacific Ltd.(d)	104,179
75,000	Dongyue Group	37,003
135,000	Huabao International Holdings Ltd.(d)	59,302
114,000	Hunan Nonferrous Metal Corp. Ltd.(a)	37,007
94,000	Jiangxi Copper Co. Ltd.	182,846
49,800	Kingboard Chemical Holdings Ltd.	107,134
110,000	Lee & Man Paper Manufacturing Ltd.	74,110
120,000	Maanshan Iron & Steel(a)	28,753
104,000	MMG Ltd. (Australia)(a) (d)	28,670
116,000	Nine Dragons Paper Holdings Ltd.	89,210
162,000	Sinopec Shanghai Petrochemical Co. Ltd.	59,476
92,000	Yingde Gases Group Co. Ltd.	99,552
60,500	Zhaojin Mining Industry Co. Ltd.	60,011
415,997	Zijin Mining Group Co. Ltd.(d)	115,751
		1,441,275

	Communications - 20.7%
3,468	AsiaInfo-Linkage, Inc.(a) (d)	40,194
18,493	Baidu, Inc., ADR(a)	1,787,163
347,997	China Communications Services Corp. Ltd.	228,627
246,000	China Mobile Ltd.	2,612,807
2,003,993	China Telecom Corp. Ltd.	960,331
609,999	China Unicom Hong Kong Ltd.	837,660
9,929	Ctrip.com International Ltd., ADR(a)	309,288
6,853	Giant Interactive Group, Inc., ADR(d)	57,976
5,032	NetEase.com, Inc., ADR	321,696
4,594	Sina Corp.(a)	265,074
2,050	Sohu.com, Inc.(a)	131,569
71,000	Tencent Holdings Ltd.	2,815,196
8,674	Youku Tudou, Inc., ADR(a) (d)	177,383
43,440	ZTE Corp.(a)	70,397
		10,615,361

	Consumer, Cyclical - 7.8%
142,000	Air China Ltd.	117,437
42,000	Ajisen China Holdings Ltd.	31,759
54,000	Anta Sports Products Ltd.	50,085
302,997	Belle International Holdings Ltd.	467,602
200,000	Bosideng International Holdings Ltd.	53,589
185,999	Brilliance China Automotive Holdings Ltd.(a)	214,205
36,000	Byd Co. Ltd.(a)	158,371
108,000	China Eastern Airlines Corp. Ltd.(a)	35,477
80,001	China Resources Enterprise Ltd.	261,249
120,000	China Southern Airlines Co. Ltd.	55,341
184,000	China Travel International Investments	36,028
58,000	China ZhengTong Auto Services Holdings Ltd.(a)	32,501
56,000	Dah Chong Hong Holdings Ltd.	50,569
53,000	Digital China Holdings Ltd.	74,146
196,001	Dongfeng Motor Group Co. Ltd.	309,045
284,997	Geely Automobile Holdings Ltd.	141,346
42,000	Golden Eagle Retail Group Ltd.	66,873
793,996	GOME Electrical Appliances Holding Ltd.(a)	81,826
70,500	Great Wall Motor Co. Ltd.	337,388
148,000	Guangzhou Automobile Group Co. Ltd.	157,861
59,000	Haier Electronics Group Co. Ltd.	104,885
173,200	Hengdeli Holdings Ltd.(d)	47,524
79,000	Intime Department Store Group Co. Ltd.	82,330
44,000	Minth Group Ltd.	75,725
82,500	Parkson Retail Group Ltd.	37,728
499,997	REXLot Holdings Ltd.	38,646
44,400	Shanghai Pharmaceuticals Holding Co. Ltd.	86,594
26,999	Shenzhou International Group Holdings Ltd.	91,993
134,000	Skyworth Digital Holdings Ltd.	90,624
77,996	Springland International Holdings Ltd.	39,587
151,500	Sun Art Retail Group Ltd.	215,068
32,400	Weichai Power Co. Ltd.	119,787
37,000	Wumart Stores, Inc.	75,498
148,000	Xinyi Glass Holdings Ltd.	127,928
38,000	Zhongsheng Group Holdings Ltd.	47,874
		4,014,489

	Consumer, Non-cyclical - 7.9%
153,000	China Agri-Industries Holdings Ltd.	75,290
50,000	China Foods Ltd.	25,120
73,495	China Medical System Holdings Ltd.	73,847
97,000	China Mengniu Dairy Co. Ltd.	338,003
205,992	China Modern Dairy Holdings Ltd.(a)	70,054
27,000	China Shineway Pharmaceutical Group Ltd.	51,894
95,000	China Yurun Food Group Ltd.(a)	65,473
425,997	CP Pokphand Co. Ltd.	45,548
53,001	Hengan International Group Co. Ltd.	587,853
84,000	Jiangsu Expressway Co. Ltd.	102,257
5,951	Mindray Medical International Ltd., ADR(d)	244,110
9,092	New Oriental Education & Technology Group, ADR	203,024
40,000	People's Food Holdings Ltd.	38,271
124,002	Shandong Weigao Group Medical Polymer Co. Ltd.	155,106
82,000	Shenguan Holdings Group Ltd.	42,570
579,997	Shenzhen International Holdings Ltd.	79,198
131,995	Sihuan Pharmaceutical Holdings Group Ltd.	80,597
191,997	Sino Biopharmaceutical	134,547
58,001	Sinopharm Group Co. Ltd.	156,905
132,000	Tingyi Cayman Islands Holding Corp.	339,743
18,000	Tsingtao Brewery Co. Ltd.	125,328
66,000	Uni-President China Holdings Ltd.	73,288
37,000	Vinda International Holdings Ltd.	47,854
463,997	Want Want China Holdings Ltd.	686,181
4,785	WuXi PharmaTech Cayman, Inc., ADR(a)	97,949
100,000	Zhejiang Expressway Co. Ltd.	88,628
		4,028,638

	Diversified - 0.5%
78,001	China Merchants Holdings International Co. Ltd.	259,240

	Energy - 14.5%
283,997	China Coal Energy Co. Ltd.	185,117
170,000	China Gas Holdings Ltd.	170,158
201,999	China Longyuan Power Group Corp.	201,666
239,997	China Oil & Gas Group Ltd.	44,828
102,000	China Oilfield Services Ltd.	215,752
1,343,996	China Petroleum & Chemical Corp.	1,388,526
232,999	China Shenhua Energy Co. Ltd.	763,877
1,097,996	CNOOC Ltd.	1,940,602
502,999	GCL-Poly Energy Holdings Ltd.(a) (d)	117,929
221,997	Kunlun Energy Co. Ltd.	426,103
1,439,995	PetroChina Co. Ltd.	1,676,915
238,001	Shougang Fushan Resources Group Ltd.	95,963
289,997	United Energy Group Ltd.(a)	44,455
136,000	Yanzhou Coal Mining Co. Ltd.	139,455
		7,411,346

	Financial - 35.0%
94,000	Agile Property Holdings Ltd.	113,825
1,738,993	Agricultural Bank of China Ltd.	815,419
4,983,995	Bank of China Ltd.	2,362,691
584,997	Bank of Communications Co. Ltd.	448,386
573,997	China Citic Bank Corp. Ltd.	309,817
3,190,997	China Construction Bank Corp.	2,589,695
60,000	China Everbright Ltd.	97,078
540,999	China Life Insurance Co. Ltd.	1,397,309
284,497	China Merchants Bank Co. Ltd.	574,653
390,997	China Minsheng Banking Corp. Ltd.	479,000
51,000	China Overseas Grand Oceans Group Ltd.	74,633
277,999	China Overseas Land & Investment Ltd.	829,041
141,601	China Pacific Insurance Group Co. Ltd.	478,825
132,000	China Resources Land Ltd.	405,549
63,800	China Taiping Insurance Holdings Co. Ltd.(a)	113,418
184,995	Chongqing Rural Commercial Bank	94,132
62,501	CITIC Securities Co. Ltd.	136,873
108,001	COSCO Pacific Ltd.	158,604
495,877	Country Garden Holdings Co. Ltd.	284,899
376,999	Evergrande Real Estate Group Ltd.(d)	151,522
94,000	Far East Horizon Ltd.	63,936
249,999	Franshion Properties China Ltd.	92,106
194,997	Glorious Property Holdings Ltd.(a)	29,641
42,000	Greentown China Holdings Ltd.	74,772
74,800	Guangzhou R&F Properties Co. Ltd.	139,332
102,801	Haitong Securities Co. Ltd.	155,205
48,000	Hopson Development Holdings Ltd.(a)	83,104
3,599,996	Industrial & Commercial Bank of China Ltd.	2,536,711
137,000	Kaisa Group Holdings Ltd.(a)	39,003
94,500	KWG Property Holding Ltd.	62,571
96,500	Longfor Properties Co. Ltd.	164,090
36,500	New China Life Insurance Co. Ltd. (a)	125,541
273,999	PICC Property & Casualty Co. Ltd.	323,668
138,001	Ping An Insurance Group Co. of China Ltd.	1,027,523
142,000	Poly Property Group Co. Ltd.	96,218
795,996	Renhe Commercial Holdings Co. Ltd.(a)	50,757
32,000	Shanghai Industrial Holdings Ltd.	98,315
160,000	Shenzhen Investment Ltd.	67,811
92,000	Shimao Property Holdings Ltd.	200,051
270,997	Shui On Land Ltd.	95,653
270,997	Sino-Ocean Land Holdings Ltd.	165,821
135,000	SOHO China Ltd.	114,430
118,001	Sunac China Holdings Ltd.	84,973
41,000	Yanlord Land Group Ltd. (Singapore)	46,199
375,997	Yuexiu Property Co. Ltd.	111,887
		17,964,687

	Industrial - 6.3%
46,982	AAC Technologies Holdings, Inc.	266,599
89,500	Anhui Conch Cement Co. Ltd.	292,269
168,000	AviChina Industry & Technology Co. Ltd.	90,246
81,000	BBMG Corp.	58,850
102,000	Beijing Capital International Airport Co. Ltd.	69,640
267,997	Beijing Enterprises Water Group Ltd.	101,498
305,997	China Communications Construction Co. Ltd.	287,754
178,500	China COSCO Holdings Co. Ltd.(a)	77,031
150,000	China Everbright International Ltd.	121,348
63,000	China Liansu Group Holdings Ltd.	36,520
41,400	China Metal Recycling Holdings Ltd.(a) (b) (c) (d)	37,721
195,999	China National Building Material Co. Ltd.	209,058
119,000	China Railway Construction Corp. Ltd.	118,344
264,997	China Railway Group Ltd.	138,254
126,000	China Resources Cement Holdings Ltd.	66,548
223,997	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	39,243
134,000	China Shanshui Cement Group Ltd.	69,565
258,997	China Shipping Container Lines Co. Ltd.(a)	66,394
90,000	China Shipping Development Co. Ltd.(a)	38,260
100,000	China State Construction International Holdings Ltd.	161,025
97,600	China Zhongwang Holdings Ltd.(a)	34,072
127,000	CSR Corp. Ltd.	91,944
23,600	Dongfang Electric Corp. Ltd.	36,603
98,000	Guangshen Railway Co. Ltd.	44,059
38,000	Haitian International Holdings Ltd.	66,280
48,000	Harbin Electric Co. Ltd.	39,944
64,500	Kingboard Laminates Holdings Ltd.	27,253
192,000	Lonking Holdings Ltd.(a)	43,778
189,000	Metallurgical Corp. of China Ltd.(a)	37,494
140,000	NVC Lighting Holdings Ltd.	45,628
60,000	Sany Heavy Equipment International Holdings Co. Ltd.	23,651
195,999	Shanghai Electric Group Co. Ltd.	72,968
146,000	Yangzijiang Shipbuilding Holdings Ltd.(d)	101,593
29,999	Zhuzhou CSR Times Electric Co. Ltd.	94,293
98,800	Zoomlion Heavy Industry Science and Technology Co. Ltd.	95,328
		3,201,055

	Technology - 1.2%
413,999	Lenovo Group Ltd.	426,116
1,615,993	Semiconductor Manufacturing International Corp.(a)	131,148
64,000	Travelsky Technology Ltd.	46,169
		603,433

	Utilities - 2.5%
32,000	Beijing Enterprises Holdings Ltd.	261,967
138,000	China Power International Development Ltd.	53,331
50,000	China Resources Gas Group Ltd.	130,752
116,000	China Resources Power Holdings Co. Ltd.	305,586
229,999	Datang International Power Generation Co. Ltd.	94,811
171,999	Guangdong Investment Ltd.	150,888
219,997	Huaneng Power International, Inc.	226,152
201,993	Huaneng Renewables Corp. Ltd.	73,899
		1,297,386

	Total Common Stocks - 99.2%
	(Cost $54,004,174)	50,836,910

	Exchange Traded Fund - 0.3%
4,200	iShares FTSE China 25 Index Fund (United States)(d)	151,242
	(Cost $157,185)

	Right - 0.0%*
	Financial - 0.0%*
33,220	PICC Property & Casualty Co., Ltd.(b)	16,219
	(Cost $0)

	Total Long-Term Investments - 99.5%
	(Cost $54,161,359)	51,004,371

	Investments of Collateral for Securities Loaned - 2.7%

1,378,581	BNY Mellon Securities Lending Overnight Fund, 0.0730%(e) (f)	1,378,581
	(Cost $1,378,581)

	Total Investments - 102.2%
	(Cost $55,539,940)	52,382,952
	Liabilities in excess of Other Assets - (2.2%)	(1,120,050)
	Net Assets - 100.0%	$51,262,902

ADR - American Depositary Receipt

* Less than 0.1%

(a)	Non-income producing security.

(b)
Security is valued based on observable/unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $53,940 which represents 0.1% of net assets.

(c)	Illiquid security.

(d)	Security, or portion thereof, was on loan at May 31, 2013.

(e)	At May 31, 2013, the total market value of the Fund's securities on loan was $1,303,778 and the total market value of the collateral held by the Fund was $1,378,581.

(f)	Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Sector**	% of Long-Term Investments
China	99.5%
United States	0.3%
Singapore	0.1%
Australia	0.1%

**Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2013.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$55,616,424	$5,362,339	$(8,595,811)	$(3,233,472)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities were determined in accordance with the Trust's valuation procedures.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review.  For Level 3 securities, the Fund utilizes a pricing committee (the "Pricing Committee"), which is comprised of employees of the Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser", or its  affiliates responsible for implementing the valuation procedures established by the Fund.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors.  These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$1,441	$-	$-	*	$1,441
Communications	10,615	-	-		10,615
Consumer, Cyclical	4,015	-	-		4,015
Consumer, Non-cyclical	4,029	-	-		4,029
Diversified	259	-	-		259
Energy	7,411	-	-		7,411
Financial	17,965	-	-		17,965
Industrial	3,163	-	38		3,201
Technology	603	-	-		603
Utilities	1,298	-	-		1,298
Exchange Traded Fund	151	-	-		151
Right	-	16	-		16
Investments of Collateral for Securities Loaned	1,379	-	-		1,379
Total	$52,329	$16	$38		$52,383
* Market value is less than minimum figure disclosed.

The transfers in and out of the valuation levels for the Fund as of report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 3	$38

The transfer from Level 1 to Level 3 is the result of China Metal Recycling being halted on the principal exchange on which it trades, and negative public information on the company.

Trading in the shares of China Forestry Holdings Co., Ltd. ("China Forestry") was halted on the Hong Kong stock exchange on January 26, 2011, pending the publication of an announcement in relation to price sensitive information of China Forestry. China Forestry continues to be halted.  Following the release of negative news stories, the Pricing Committee met and, after reviewing the most recent available annual financial results of the China Forestry, valued China Forestry at $0.00 per share.  If trading of China Forestry resumes on a primary exchange, the value of China Forestry could significantly increase.

Trading for China Metal Recycling Holdings, Ltd. ("China Metal Recycling") was halted on the Hong Kong exchange on January 28, 2013, following an accusation that China Metal Recycling falsified its financial statements.  Considering the lack of available information, the lack of progress toward resumption of trading and the period of time China Metal Recycling has been halted, the Pricing Committee valued China Metal Recycling at $0.91 per share, which is a discount to the last exchange-traded price.  If trading of China Metal Recycling resumes on a primary exchange, the value of China High Precision could significantly increase or decrease.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the nine months ended May 31, 2013.

Level 3 Holdings	Securities
Beginning Balance at 8/31/12	$ -	*
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	38
Transfers Out	-
Ending Balance at 5/31/13	$38

* Market value is less than minimum figure disclosed.

CQQQ Guggenheim China Technology ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.5%
	Basic Materials - 2.5%
250,800	Kingboard Chemical Holdings Ltd.	$539,542

	Communications - 51.8%
29,127	AsiaInfo-Linkage, Inc.(a)	337,582
15,044	Baidu, Inc., ADR(a)	1,453,852
516,004	China All Access Holdings Ltd.	172,161
740,000	China Wireless Technologies Ltd.	338,409
487,500	Comba Telecom Systems Holdings Ltd.(b)	176,467
316,003	DBA Telecommunication Asia Holdings Ltd.	148,989
57,553	Giant Interactive Group, Inc., ADR(b)	486,898
25,025	NetEase.com, Inc., ADR	1,599,848
78,262	Renren, Inc., ADR(a) (b)	247,308
23,697	SINA Corp.(a)	1,367,317
14,921	Sohu.com, Inc.(a)	957,630
341,000	TCL Communication Technology Holdings Ltd.	184,495
51,101	Tencent Holdings Ltd.	2,026,187
55,662	Youku Tudou, Inc., ADR(a)	1,138,288
365,603	ZTE Corp.	592,478
		11,227,909

	Consumer, Cyclical - 2.5%
377,002	Digital China Holdings Ltd.	527,418

	Consumer, Non-cyclical - 1.5%
1,348,000	Anxin-China Holdings Ltd.	329,933

	Energy - 3.7%
3,425,024	GCL-Poly Energy Holdings Ltd.(a) (b)	803,002

	Industrial - 12.1%
189,995	AAC Technologies Holdings, Inc.	1,078,126
1,128,000	China Aerospace International Holdings Ltd.	159,839
578,000	China High Precision Automation Group Ltd.(c) (d)	68,129
1,068,000	Hi Sun Technology China Ltd.(a)	196,738
541,500	Kingboard Laminates Holdings Ltd.	228,799
525,977	Tech Pro Technology Development Ltd.(a)	197,170
800,000	Truly International Holdings(b)	516,309
264,000	Wasion Group Holdings Ltd.	178,544
		2,623,654

	Technology - 25.4%
16,235	AutoNavi Holdings Ltd., ADR(a)	194,496
729,975	Chinasoft International Ltd.(a)	206,877
6,174,032	Hanergy Solar Group Ltd.(a) (b)	405,621
496,000	Ju Teng International Holdings Ltd.	325,862
1,024,000	Kingdee International Software Group Co. Ltd.	225,568
429,000	Kingsoft Corp. Ltd.	721,742
1,418,010	Lenovo Group Ltd.	1,459,512
141,001	NetDragon Websoft, Inc.	326,946
13,573,000	Semiconductor Manufacturing International Corp.(a)	1,101,534
518,000	TPV Technology Ltd.	134,124
541,000	Travelsky Technology Ltd.	390,272
		5,492,554

	Total Common Stocks - 99.5%
	(Cost $19,548,887)	21,544,012

	Investments of Collateral for Securities Loaned - 8.8%
1,910,814	BNY Mellon Securities Lending Overnight Fund, 0.0730%(e) (f)	$1,910,814
	(Cost $1,910,814)

	Total Investments - 108.3%
	(Cost $21,459,701)	23,454,826
	Liabilities in excess of Other Assets - (8.3%)	(1,789,775)
	Net Assets - 100.0%	$ 21,665,051

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2013.
(c)
Security is based on unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $68,129 which represents 0.3% of net assets.

(d)	Iliquid security.
(e)	At May 31, 2013, the total market value of the Fund's securities on loan was $1,707,107 and the total market value of the collateral held by the Fund was $1,910,814.
(f)	Interest rate shown reflects yield as of May 31, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
China	100%

*Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 28, 2013.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$21,631,917	$4,615,116	$(2,792,207)	$1,822,909

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s
Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value estimate for the Level 3 security in the Fund is determined in accordance with the Fund's valuation procedures listed above.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock:
Basic Materials	$540	$-	$-	$540
Communications	11,228	-	-	11,228
Consumer, Cyclical	527	-	-	527
Consumer, Non-cyclical	330	-	-	330
Energy	803	-	-	803
Industrial	2,556	-	68	2,624
Technology	5,492	-	-	5,492
Investments of Collateral for Securities Loaned	1,911	-	-	1,911
Total	$23,387	$-	$68	$23,455

The transfers in and out of the valuation levels for the Guggenheim China Technology ETF as of the reporting date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 2 to Level 3	$68

The transfer from Level 2 to Level 3 is the result of China High Precision Automation Group Ltd. being halted on the principal exchange on which it trades and negative public information on the company.

Trading for China High Precision Automation Group Ltd. (“China High”) was halted on the Hong Kong exchange on August 22, 2012, pending the publication of an announcement in relation to price sensitive information. On January 31, 2013, China High issued a profit warning citing a decrease in the demand and selling price of their products. The Pricing Committee valued China High at $0.12 per share, which is a discount to the last exchange-traded price. If trading of China High resumes on a primary exchange, the value of China High could significantly increase or decrease.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended May 31, 2013.

Level 3 Holdings	Securities
Beginning Balance at 8/31/12	$ -
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	68
Transfers Out	-
Ending Balance at 5/31/13	$ 68

TAN Guggenheim Solar ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.8%
	Bermuda - 3.6%
61,504,002	Hanergy Solar Group Ltd.(a) (b)	$4,040,686

	British Virgin Islands - 1.5%
870,815	ReneSola Ltd., ADR(a) (b)	1,750,338

	Canada - 3.4%
444,144	Canadian Solar, Inc.(a) (b)	3,779,665

	Cayman Islands - 23.4%
7,732,002	Comtec Solar Systems Group Ltd.(b)	1,703,216
43,283,002	GCL-Poly Energy Holdings Ltd.(a) (b)	10,147,764
811,570	Hanwha SolarOne Co. Ltd., ADR(b)	1,298,512
405,052	JA Solar Holdings Co. Ltd., ADR(a) (b)	2,973,082
180,993	JinkoSolar Holding Co. Ltd., ADR(a) (b)	1,437,084
831,949	Trina Solar Ltd., ADR(b)	4,858,582
11,795,000	Trony Solar Holdings Co. Ltd.(a) (b) (c) (d)	401,129
1,211,541	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	3,452,892
		26,272,261

	Germany - 6.5%
1,737,569	Conergy AG(a) (b)	824,191
36,239	Manz AG(a) (b)	1,619,848
112,920	SMA Solar Technology AG(a)	3,755,927
1,147,690	Solarworld AG(a)	1,079,857
		7,279,823

	Norway - 4.9%
14,136,302	Renewable Energy Corp. ASA(a) (b)	5,562,816

	Switzerland - 4.2%
583,937	Meyer Burger Technology AG(a) (b)	4,734,295

	United States - 52.3%
187,749	Advanced Energy Industries, Inc.(b)	3,454,582
384,425	First Solar, Inc.(b)	20,905,032
1,209,418	GT Advanced Technologies, Inc.(b)	5,381,910
1,150,275	Power-One, Inc.(b)	7,281,241
148,149	SolarCity Corp.(a) (b)	6,703,742
397,623	STR Holdings, Inc.(b)	1,200,821
1,043,271	SunEdison, Inc.(b)	8,419,197
275,983	SunPower Corp.(a) (b)	5,326,472
		58,672,997

	Total Common Stocks - 99.8%
	(Cost $105,001,814)	112,092,881

	Investments of Collateral for Securities Loaned - 31.8%

35,660,269	BNY Mellon Securities Lending Overnight Fund, 0.0730%(e) (f)	35,660,269
	(Cost $35,660,269)

	Total Investments - 131.6%
	(Cost $140,662,083)	147,753,150
	Liabilities in excess of Other Assets - (31.6%)	(35,492,245)
	Net Assets - 100.0%	$ 112,260,905

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company

(a) Security, or portion thereof, was on loan at May 31, 2013.

(b) Non-income producing security.

(c)
Security is valued based on unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $401,129 which represents 0.4% of net assets.

(d) Illiquid security.

(e)
At May 31, 2013, the total market value of the Fund's securities on loan was $35,845,255 and the total market value of the collateral held by the Fund was $38,361,783, consisting of cash collateral of $35,660,269 and U.S. Government and Agency securities valued at $2,701,514.

(f) Interest rate shown reflects yield as of May 31, 2013.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Technology	43.6%
Industrial	31.5%
Energy	24.9%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2013.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$148,505,735	$21,944,519	$(22,697,104)	$(752,585)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities were determined in accordance with the Trust's valuation procedures.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review.  For Level 3 securities, the Fund utilizes a pricing committee (the "Pricing Committee"), which is comprised of employees of the Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser", or its  affiliates responsible for implementing the valuation procedures established by the Fund.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors.  These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Energy	$27,871	$-	$-	$27,871
Industrial	34,890	-	401	35,291
Technology	48,931	-	-	48,931
Investments of Collateral for Securities Loaned	35,660	-	-	35,660
Total	$147,352	$-	$401	$147,753

During the nine months ended May 31, 2013, there were no transfers between levels.

Trading for Trony Solar Holdings Co. Ltd. (“Trony Solar”) has been halted on the primary exchange on which it trades. Following the release of several negative announcements by Trony Solar, the Pricing Committee met and valued Trony Solar at approximately $0.034 per share, which is at a discount to the last exchange-traded price. If trading resumes on the primary exchange on which Trony Solar trades, the value of Trony Solar could significantly increase or decrease.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the nine months ended May 31, 2013.

Level 3 Holdings	Securities
Beginning Balance at 8/31/12	$ 715
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(314)
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 5/31/13	$ 401

CGW Guggenheim S&P Global Water Index ETF
Portfolio of Investments
May 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 97.1%
	Austria - 2.3%
107,576	Andritz AG	$5,855,576

	Bermuda - 1.1%
7,546,013	Beijing Enterprises Water Group Ltd.	2,857,897

	Brazil - 3.4%
657,547	Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	8,363,998

	China - 3.2%
4,210,009	China Everbright International Ltd.	3,405,840
4,728,009	Guangdong Investment Ltd.	4,147,697
8,430,027	Interchina Holdings Co.(b)	466,959
		8,020,496

	Finland - 0.9%
147,798	Kemira OYJ	2,308,132

	France - 7.1%
554,939	Suez Environnement Co.(a)	7,143,822
844,667	Veolia Environnement SA	10,517,766
		17,661,588

	Israel - 2.8%
614,710	Israel Chemicals Ltd.	6,857,389

	Italy - 1.2%
996,637	Hera SpA	2,146,708
108,544	Interpump Group SpA	970,644
		3,117,352

	Japan - 3.3%
871,000	Ebara Corp.	4,597,603
160,600	Kurita Water Industries Ltd.	3,518,170
		8,115,773

	Netherlands - 2.6%
138,647	Aalberts Industries NV	3,151,701
115,113	Arcadis NV	3,209,746
		6,361,447

	Singapore - 0.6%
1,069,000	Hyflux Ltd.(a)	1,132,693
676,000	United Envirotech Ltd.	491,772
		1,624,465

	Sweden - 4.0%
451,280	ALFA Laval AB	9,851,170

	Switzerland - 14.9%
55,761	Geberit AG	13,899,574
297,700	Pentair Ltd.	17,338,048
34,294	Sulzer AG	5,764,508
		37,002,130

	United Kingdom - 18.7%
544,945	Halma PLC	4,271,409
703,176	Pennon Group PLC	7,286,693
126,166	Rotork PLC	5,470,617
460,326	Severn Trent PLC	14,320,915
1,316,743	United Utilities Group PLC	15,092,136
		46,441,770

	United States - 31.0%
74,941	Aegion Corp.(b)	1,710,903
37,555	American States Water Co.	1,995,297
341,056	American Water Works Co., Inc.	13,621,777
270,696	Aqua America, Inc.	8,415,939
20,709	Badger Meter, Inc.	922,793
77,791	Calgon Carbon Corp.(b)	1,404,905
91,435	California Water Service Group	1,804,013
47,685	Compass Minerals International, Inc.	4,160,993
20,510	Connecticut Water Service, Inc.	581,869
199,439	Danaher Corp.	12,329,319
55,816	Franklin Electric Co., Inc.	1,887,139
21,618	Gorman-Rupp Co.	632,543
17,766	Hawkins, Inc.	708,508
117,900	IDEX Corp.	6,490,395
56,043	Itron, Inc.(b)	2,353,806
37,701	Layne Christensen Co.(b)	810,194
18,789	Lindsay Corp.	1,526,606
232,243	Mueller Water Products, Inc., Class A	1,767,369
217,634	Nuverra Environmental Solutions, Inc.(a) (b)	827,009
127,333	Tetra Tech, Inc.(b)	3,510,571
40,986	Watts Water Technologies, Inc., Class A	1,950,934
268,328	Xylem, Inc.	7,550,750
		76,963,632

	Total Common Stocks - 97.1%
	(Cost $202,790,910)	241,402,815

	Exchange Traded Fund - 2.4%
259,428	PowerShares Water Resources Portfolio(a)	5,940,901
	(Cost $5,662,456)

	Total Long-Term Investments - 99.5%
	(Cost $208,453,366)	247,343,716

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 2.5%

6,260,667	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)	$6,260,667
	(Cost $6,260,667)

	Total Investments - 102.0%
	(Cost $214,714,033)	253,604,383
	Liabilities in excess of Other Assets - (2.0%)	(5,021,671)
	Net Assets - 100.0%	$ 248,582,712

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at May 31, 2013.
(b) Non-income producing security.
(c) At May 31, 2013, the total market value of the Fund's securities on loan was $5,993,904 and the total market value of the collateral held by the Fund was $6,260,667.
(d) Interest rate shown reflects yield as of May 31, 2013.

See previously submitted notes to financial statements for the period ended February 28, 2013.

Summary of Investments by Sector Classification*
Industrial	53.3%
Utilities	38.6%
Basic Materials	5.7%
Exchange-Traded Fund	2.4%
* Subject to change daily. Based on long-term investments.
Securities are classified by sectors that represent broad groupings of related industries.

At May 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$217,387,438	$50,719,246	$(14,502,301)	$36,216,945

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New
York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”).  A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets.
Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above.
The Fund did not have any Level 3 securities at May 31, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$241,403	$-	$-	$241,403
Exchange Traded Fund	5,941			5,941
Investments of Collateral for Securities Loaned	6,260	-	-	6,260
Total	$253,604	$-	$-	$253,604

During the nine months ended May 31, 2013, there were no transfers between levels.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	July 30, 2013

By:	/s/ John L. Sullivan
  John L. Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 30, 2013